Related party transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Irrevocable contributions	$ 5
Total contributions	114	$ (159)
Dividends paid	466	1,655	$ 4,542
Total dividends paid	8	3,287
Total dividends received	1,222	587
Acquisition of non-controlling interest		2	$ (167)
Total other transactions		3,062
Agrofy Global [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(50)
Avenida Inc. [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(13)
Manibil [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	22	(57)
Dividends received	99
Open Legacy [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(21)
PBS-Romania [Member[
Disclosure of transactions between related parties [line items]
Irrevocable contributions	22
Puerto Retiro S.A. [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	19	(9)
Quality Invest S.A. [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	51	50
Ramat Hanassi [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(12)
Dividends received		31
Secdo / SixGill [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(38)
Secured Touch [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(9)
Inversiones Financieras del Sur S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends paid		3,287
Acquisition of non-controlling interest		3,062
Agro-Uranga S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends paid	8
Dividends received	20	58
Banco Hipotecario [Member]
Disclosure of transactions between related parties [line items]
Dividends received	79	125
Condor [Member]
Disclosure of transactions between related parties [line items]
Dividends received	80	86
EMCO [Member]
Disclosure of transactions between related parties [line items]
Dividends received	60	142
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	303	53
Manaman [Member]
Disclosure of transactions between related parties [line items]
Dividends received	74	39
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	10	14
Tourism & Recreation Holdings Ltd. [Member]
Disclosure of transactions between related parties [line items]
Dividends received		39
Shufersal [Member]
Disclosure of transactions between related parties [line items]
Dividends received	$ 464